Investments in Debt, Equity Securities and Other Investments (Summary of Investments in Debt and Equity Securities) (Parenthetical) (Detail) - KDDI - Equity Securities - Marketable equity securities
¥ in Millions
12 Months Ended
Mar. 31, 2016 JPY (¥)
Gain (Loss) on Investments [Line Items]
Investment Ownership Percentage	12.45%
Dividend Income	¥ 22,334